Concentrations of Credit Risk - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Concentration Risk [Line Items]
Concentration risk percentage of revenue represented by major customers	74.00%	67.00%	74.00%	71.00%	73.00%	56.00%	10.00%
Concentration Risk, Percentage					69.00%	47.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			64.00%		69.00%